Asset Retirement Obligations and Accrued Environmental Costs - Summary of Pre-Tax Risk-Free Discount Rate and Expected Cash Flow Payments for Asset Retirement Obligations and Accrued Environmental Costs (Detail)
12 Months Ended
Dec. 31, 2018
Potash sites [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Cash Flow Payments (years)	n/a
Phosphate sites [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Cash Flow Payments (years)	80 years
Asset retirement obligations [member] | Potash sites [member] | Bottom of range [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Risk-Free Rate	3.64%
Cash Flow Payments (years)	52
Asset retirement obligations [member] | Potash sites [member] | Top of range [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Risk-Free Rate	5.00%
Cash Flow Payments (years)	430
Asset retirement obligations [member] | Phosphate sites [member] | Bottom of range [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Risk-Free Rate	1.60%
Cash Flow Payments (years)	1
Asset retirement obligations [member] | Phosphate sites [member] | Top of range [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Risk-Free Rate	5.43%
Cash Flow Payments (years)	483
Asset retirement obligations [member] | Other sites [member] | Bottom of range [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Risk-Free Rate	1.22%
Cash Flow Payments (years)	1
Asset retirement obligations [member] | Other sites [member] | Top of range [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Risk-Free Rate	6.50%
Cash Flow Payments (years)	49
Accrued environmental costs [member] | Phosphate sites [member] | Bottom of range [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Risk-Free Rate	2.08%
Cash Flow Payments (years)	1
Accrued environmental costs [member] | Phosphate sites [member] | Top of range [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Risk-Free Rate	4.27%
Cash Flow Payments (years)	30
Accrued environmental costs [member] | Other sites [member] | Bottom of range [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Risk-Free Rate	2.05%
Cash Flow Payments (years)	1
Accrued environmental costs [member] | Other sites [member] | Top of range [member]
Disclosure of asset retirement obligations and accrued environmental costs [line items]
Risk-Free Rate	4.27%
Cash Flow Payments (years)	30